Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Assets classified as held for sale (Details) - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Assets classified as held for sale		$ 10,619	$ 9,857
Liabilities directly associated with assets classified as held for sale	[1]	$ 7,856	$ 6,203

[1]	2. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.